Borrowings	12 Months Ended
Dec. 31, 2010
Borrowings [Abstract]
Borrowings

(9)	Borrowings

(a)	Current

Short-term bank borrowings and current installments of long-term debt consist of the following:

	Year Ended December 31,
	2009	2010
	RMB	RMB	US$

Guaranteed by bank deposit	61,782	869,415	131,730
Guaranteed by related parties	370,000	1,647,241	249,582
Guaranteed by third party	30,000	—	—
Guaranteed by property, plant and equipment	—	853,000	129,242
Unsecured loans	1,756,626	1,826,160	276,691
Current instalments of long-term debt (note b)	1,282,619	662,062	100,312

Total short-term borrowings and current instalments of long-term debt	3,501,027	5,857,878	887,557

Short-term bank borrowings outstanding (including the current portion of long-term debt) as of December 31, 2009 and December 31, 2010 bore a weighted average interest rate of 5.05% and 4.85% per annum, respectively. All short-term bank borrowings mature and expire at various times within one year. These facilities contain no specific renewal terms. The Company has traditionally negotiated renewal of certain facilities shortly before they mature.

b)	Non-current

	Year Ended December 31,
	2009	2010
	RMB	RMB	US$

Long-term bank debt:
Secured loan from China Development Bank	423,348	357,626	54,186
Unsecured loan	1,612,080	1,372,527	207,959
Guaranteed by related parties	—	198,681	30,103
Secured by multiple assets	—	929,710	140,865
Borrowings from other parties:
Guaranteed by related parties	—	300,000	45,454

	2,035,428	3,158,544	478,567
Less: current portion	(1,282,619)	(662,062)	(100,312)

Total long-term borrowings	752,809	2,496,482	378,255

In September 2008, Tianwei Yingli entered into a five-year loan of US$75,000 at an interest rate of 6-month LIBOR plus 3% per annum with DEG — Deutsche Investitions — und Entwicklungsgesellschaft mbH, Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden N.V. and Société de Promotion et Participation. pour la Coopération Économique. The loan is unsecured, guaranteed by Yingli Green Energy and repayable in semi-annual installment of US$9,375 starting from March 15, 2010.

Under its debt agreement, the Company is required to maintain certain financial ratios, including current ratio and net debt to earnings before income taxes, depreciation and amortization ratio. Further, the debt agreements contain restrictions on transfers of assets, loans and contributions over RMB 20,000 to the borrower’s subsidiaries and the sales, transfer or disposal of any assets over RMB 300,000.

In December 2008, Yingli China entered into an eight-year US$70,000 loan agreement at an interest rate of 6-month LIBOR plus 6% per annum with China Development Bank. The loan is guaranteed by Tianwei Yingli and Mr. Liansheng Miao, the Company’s chairman and CEO, and secured by Yingli China’s fixed assets. The loan is repayable in annual installment of US$8,000 for the first two years and US$9,000 for the remaining six years, respectively, commencing in December 2009.

In April 2009, Tianwei Yingli entered into a RMB 700,000 loan agreement at an interest rate of 5.01%, maturing in 14-18 months and a 16-month US$14,640 (RMB 99,965) loan agreement at an interest rate of 6-month LIBOR plus 3% per annum with the Export-Import Bank of China. Both of the loans were unsecured and are repayable upon maturity.

In May 2010, Tianwei Yingli entered into a three-year US$20,000 loan agreement at an interest rate of 12-month LIBOR plus 1.7% per annum with Luso International Banking Ltd. The loan is secured by Yingli Green Energy and repayable upon maturity.

In May 2010, Yingli China entered into a 16-month RMB 300,000 (US$45,455) loan agreement at an interest rate of 5.4% per annum with Baoding Commercial Bank Co., Ltd, who transferred the loan to Zhongyuan Trust Co., Ltd on October 22, 2010. The loan is guaranteed by Yingli Group, a PRC company controlled by the Chief Executive Office of the Company, Mr. Liansheng Miao and repayable upon maturity.

In May 2010, Hainan Yingli New Energy Resources Co., Ltd. (“Hainan Yingli”) entered into a five-year RMB 180,000 (US$27,273) loan agreement at an interest rate of 5.76% per annum with Industrial and Commercial Bank of China Limited. The loan is guaranteed by Yingli Green Energy and repayable in semi-annual installment of RMB 20,000 starting from August 2011.

In June 2010, Hainan Yingli entered into a five-year RMB 220,000 (US$33,333) loan agreement at a floating interest rate of the five-year Renminbi benchmark loan rates plus an additional surcharge of 2.5% on the benchmark loan rate per annum with Bank of Communications Co., Ltd. The loan is guaranteed by Yingli Green Energy and repayable in an annual installment of RMB 55,000 starting from June 2010.

In July 2010, Yingli China entered into a five-year RMB 500,000 (US$75,758) loan agreement at an interest rate of 6.22% per annum with Bank of Communications Co., Ltd. The loan is guaranteed by Yingli Group and Yingli Green Energy and secured by Yingli China’s fixes assets. The loan is repayable in annual installment of RMB 70,000, RMB 140,000, RMB 170,000 and RMB 120,000 in 2011, 2012, 2013 and 2014, respectively.

In August 2010, Tianwei Yingli entered into a two-year RMB 1,000,000 (US$151,515) loan agreement at an interest rate applicable to the Export Seller’s Credit which is renewed quarterly with the Export-Import Bank of China. The loan is unsecured and repayable upon maturity.

The aggregate maturities of long-term debt for each of the five years subsequent to December 31, 2010 are: RMB 662,062 in 2011, RMB 1,436,835 in 2012, RMB 579,289 in 2013, RMB 251,546 in 2014, and RMB 132,659 in 2015.

As of December 31, 2010, the Company has unused lines of credit of RMB 2,351 million (US$356 million) for short-term financing and RMB 1,307 million (US$198 million) for long-term financing.